PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Property plant and equipment	$ 9,610,071	$ 9,607,116
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	17,681,932	17,341,627
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(8,071,861)	(7,734,511)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	725,744	611,424
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	725,744	611,424
Land [Member]
Statement [Line Items]
Property plant and equipment	931,333	882,222
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	931,333	882,222
Buildings [member]
Statement [Line Items]
Property plant and equipment	3,663,306	3,774,756
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	6,505,187	6,425,405
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,841,881)	(2,650,649)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	3,984,319	4,074,957
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	8,988,084	8,947,315
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(5,003,765)	(4,872,358)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	41,250	42,659
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	141,492	136,672
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(100,242)	(94,013)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	12,288	12,795
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	55,785	54,560
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(43,497)	(41,765)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	54,744	50,678
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	119,251	108,528
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(64,507)	(57,850)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	197,087	157,625
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	215,056	175,501
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,969)	$ (17,876)